Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Schedule of Unrecognized Tax Benefits [Line Items]
Balance at beginning of period	$ 7,568	$ 1,832
Additions based on tax positions related to current year	1,008	129
Reductions for tax positions of prior years	(3,190)	(760)
Acquisitions	1,546	6,367
Balance at end of period	$ 6,932	$ 7,568